Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 31, 2014
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).

Waddell & Reed Advisors Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).

Waddell & Reed Advisors Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).

Waddell & Reed Advisors Government Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).

Waddell & Reed Advisors High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).

Waddell & Reed Advisors Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).

Waddell & Reed Advisors Municipal High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated October 31, 2014 to the

Waddell & Reed Advisors Fixed Income and Money Market Funds Prospectus

dated January 31, 2014

and as supplemented July 9, 2014, August 4, 2014 and August 12, 2014

The following replaces the third sentence of the “Fees and Expenses” section on pages 3, 7, 12, 16, 21, and 25 of the Waddell & Reed Advisors Fixed Income and Money Market Funds prospectus:

More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 50 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI).